Pioneer Disciplined
Growth Fund

Schedule of Investments| November 30, 2019

Ticker Symbols:
Class A PINDX
Class C INDCX
Class Y INYDX

Schedule of Investments | 11/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 100.0%
	COMMON STOCKS - 99.1% of Net Assets
	Auto Components - 1.0%
147,171	Aptiv Plc	$13,816,413
	Total Auto Components	$13,816,413
	Banks - 0.3%
15,223(a)	SVB Financial Group	$3,527,626
	Total Banks	$3,527,626
	Beverages - 1.3%
135,641	PepsiCo., Inc.	$18,424,117
	Total Beverages	$18,424,117
	Capital Markets - 1.6%
6,976	BlackRock, Inc.	$3,452,492
281,753	Charles Schwab Corp.	13,946,773
56,028	Intercontinental Exchange, Inc.	5,276,157
	Total Capital Markets	$22,675,422
	Chemicals - 0.4%
29,187	Ecolab, Inc.	$5,448,337
	Total Chemicals	$5,448,337
	Commercial Services & Supplies - 0.7%
91,333	Waste Management, Inc.	$10,312,409
	Total Commercial Services & Supplies	$10,312,409
	Communications Equipment - 1.6%
111,185(a)	Arista Networks, Inc.	$21,695,529
	Total Communications Equipment	$21,695,529
	Containers & Packaging - 0.4%
76,207	Ball Corp.	$5,034,234
	Total Containers & Packaging	$5,034,234
	Diversified Financial Services - 2.0%
124,926(a)	Berkshire Hathaway, Inc., Class B	$27,521,198
	Total Diversified Financial Services	$27,521,198
	Electronic Equipment, Instruments & Components - 3.2%
370,518	Amphenol Corp.	$38,533,872
40,905	CDW Corp.	5,524,220
	Total Electronic Equipment, Instruments & Components	$44,058,092
	Entertainment - 0.8%
162,320(a)	Live Nation Entertainment, Inc.	$11,331,559
	Total Entertainment	$11,331,559
	Equity Real Estate Investment Trusts (REITs) - 3.4%
217,525	Digital Realty Trust, Inc.	$26,309,649
42,927	Essex Property Trust, Inc.	13,400,951
83,819	Prologis, Inc.	7,673,629
	Total Equity Real Estate Investment Trusts (REITs)	$47,384,229
	Food & Staples Retailing - 3.0%
53,000	Costco Wholesale Corp.	$15,889,930
299,742	Sysco Corp.	24,144,218
	Total Food & Staples Retailing	$40,034,148
	Health Care Equipment & Supplies - 6.1%
54,432(a)	ABIOMED, Inc.	$10,678,470
67,533	Cooper Cos., Inc.	21,143,907
303,793	Medtronic Plc	33,839,502
40,452	Procter & Gamble Co.	4,937,571
37,017	ResMed, Inc.	5,537,743
47,834	Zimmer Biomet Holdings, Inc.	6,949,324
	Total Health Care Equipment & Supplies	$83,086,517
	Health Care Providers & Services - 3.8%
79,090	Humana, Inc.	$26,987,881
89,158	UnitedHealth Group, Inc.	24,952,650
	Total Health Care Providers & Services	$51,940,531
	Household Products - 0.8%
40,280(a)	Align Technology, Inc.	$11,171,255
	Total Household Products	$11,171,255
	Insurance - 2.5%
108,341	Marsh & McLennan Cos., Inc.	$11,708,412
304,937	Progressive Corp.	22,275,648
	Total Insurance	$33,984,060
	Interactive Media & Services - 11.8%
70,240(a)	Alphabet, Inc.	$91,599,282
10,676(a)	Alphabet, Inc., Class C	13,931,753
281,956(a)	Facebook, Inc.	56,853,608
	Total Interactive Media & Services	$162,384,643
	Internet & Direct Marketing Retail - 7.5%
39,223(a)	Amazon.com, Inc.	$70,632,778
17,291(a)	Booking Holdings, Inc.	32,922,583
	Total Internet & Direct Marketing Retail	$103,555,361
	IT Services - 9.7%
203,570	Accenture Plc	$40,950,141
256,522	Cognizant Technology Solutions Corp.	16,445,625
Shares		Value
	IT Services - (continued)
306,300(a)	PayPal Holdings, Inc.	$33,083,463
231,337	Visa, Inc.	42,683,990
	Total IT Services	$133,163,219
	Life Sciences Tools & Services - 0.6%
11,078(a)	Mettler-Toledo International, Inc.	$7,969,624
	Total Life Sciences Tools & Services	$7,969,624
	Machinery - 2.5%
78,686	Illinois Tool Works, Inc.	$13,717,330
88,400	Stanley Black & Decker, Inc.	13,944,216
90,443	Xylem, Inc.	7,010,237
	Total Machinery	$34,671,783
	Multiline Retail - 0.5%
43,620	Dollar General Corp.	$6,864,043
	Total Multiline Retail	$6,864,043
	Pharmaceuticals - 5.3%
257,769(a)	Elanco Animal Health, Inc.	$7,142,779
138,399	Eli Lilly & Co.	16,241,123
304,350	Merck & Co., Inc.	26,533,233
278,260	Novo Nordisk AS (A.D.R.)	15,624,299
71,748	Zoetis, Inc.	8,647,069
	Total Pharmaceuticals	$74,188,503
	Road & Rail - 1.5%
45,318	Kansas City Southern	$6,907,370
68,900	Norfolk Southern Corp.	13,332,150
	Total Road & Rail	$20,239,520
	Semiconductors & Semiconductor Equipment - 0.5%
24,498	Lam Research Corp.	$6,536,801
	Total Semiconductors & Semiconductor Equipment	$6,536,801
	Software - 16.0%
180,605(a)	Adobe, Inc.	$55,902,666
64,517(a)	Guidewire Software, Inc.	7,860,106
73,467	Intuit, Inc.	19,019,872
722,455	Microsoft Corp.	109,365,238
112,511(a)	salesforce.com, Inc.	18,326,917
97,088(a)	Zendesk, Inc.	7,669,952
	Total Software	$218,144,751
	Specialty Retail - 4.6%
119,866	Home Depot, Inc.	$26,431,652
340,695	TJX Cos., Inc.	20,826,685
81,663	Tractor Supply Co.	7,712,254
33,978(a)	Ulta Beauty, Inc.	7,946,095
	Total Specialty Retail	$62,916,686
	Technology Hardware, Storage & Peripherals - 4.7%
242,676	Apple, Inc.	$64,855,161
	Total Technology Hardware, Storage & Peripherals	$64,855,161
	Trading Companies & Distributors - 1.0%
91,466(a)	United Rentals, Inc.	$13,998,871
	Total Trading Companies & Distributors	$13,998,871
	TOTAL COMMON STOCKS
	(Cost $1,072,776,067)	$1,360,934,642

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9% of Net Assets
2,000,000(b)	U.S. Treasury Bills, 12/17/19	$1,998,679
10,000,000(b)	U.S. Treasury Bills, 12/24/19	9,990,318
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $11,988,576)	$11,988,997
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $1,084,764,643)	$1,372,923,639
	OTHER ASSETS AND LIABILITIES - 0.0%†	$(378,922)
	NET ASSETS - 100.0%	$1,372,544,717

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,360,934,642	$–	$–	$1,360,934,642
U.S. Government and Agency Obligations	–	11,988,997	–	11,988,997
Total Investments in Securities	$1,360,934,642	$11,988,997	$–	$1,372,923,639

During the three months ended November 30, 2019, there were no transfers between Levels 1, 2 and 3.